Capital Structure, Common Stock - Equity Offerings in 2021 (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 19, 2021	Mar. 24, 2021	Feb. 19, 2021	Sep. 01, 2020	Aug. 20, 2020	Apr. 02, 2020	Oct. 31, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Apr. 26, 2021	Jan. 08, 2021
Common Stock [Abstract]
Shares issued (in shares)	7,986,913	95,573	4,415,000	258,214			200,000		226,342	10,000
Sales price (in dollars per share)			$ 17						$ 7		$ 7	$ 7
Gross proceeds			$ 75,055	$ 1,782	$ 25,000	$ 6,899	$ 20	$ 73,750	$ 4,100
Net proceeds			$ 69,971					$ 71,835